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                                [SEC LETTERHEAD]

VIA EDGAR

May 3, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:     Presidential Variable Account One
        Presidential Life Insurance Company
        File Nos. 33-19293 and 811-5474

Ladies and Gentlemen:

        Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 1999, for Presidential Variable Account One (the "Separate Account") of Presidential Life Insurance Company contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 12 under the Securities Act of 1933 and Amendment No. 13 under the Investment Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 27, 1999, via EDGAR.

        If you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6056.

Very Truly Yours,


/s/ MALLARY L. REZNIK

Mallary L. Reznik
Staff Counsel